REVENUE - Revenue by Region (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disaggregation of Revenue [Line Items]
Net revenue	$ 6,833	$ 6,848	$ 6,319
Americas
Disaggregation of Revenue [Line Items]
Net revenue	2,732	2,682	2,404
Europe
Disaggregation of Revenue [Line Items]
Net revenue	1,754	1,699	1,688
Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	2,347	2,467	2,227
Life Sciences and Applied Markets
Disaggregation of Revenue [Line Items]
Net revenue	3,510	3,630	3,304
Life Sciences and Applied Markets | Americas
Disaggregation of Revenue [Line Items]
Net revenue	1,099	1,109	953
Life Sciences and Applied Markets | Europe
Disaggregation of Revenue [Line Items]
Net revenue	851	844	842
Life Sciences and Applied Markets | Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	1,560	1,677	1,509
Diagnostics and Genomics
Disaggregation of Revenue [Line Items]
Net revenue	1,755	1,766	1,655
Diagnostics and Genomics | Americas
Disaggregation of Revenue [Line Items]
Net revenue	999	1,006	941
Diagnostics and Genomics | Europe
Disaggregation of Revenue [Line Items]
Net revenue	486	473	468
Diagnostics and Genomics | Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	270	287	246
Agilent CrossLab
Disaggregation of Revenue [Line Items]
Net revenue	1,568	1,452	1,360
Agilent CrossLab | Americas
Disaggregation of Revenue [Line Items]
Net revenue	634	567	510
Agilent CrossLab | Europe
Disaggregation of Revenue [Line Items]
Net revenue	417	382	378
Agilent CrossLab | Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	$ 517	$ 503	$ 472